ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009	Oct. 26, 2008	Oct. 30, 2011 Foreign Currency Translation	Oct. 31, 2010 Foreign Currency Translation	Oct. 25, 2009 Foreign Currency Translation	Oct. 30, 2011 Pension & Other Benefits	Oct. 31, 2010 Pension & Other Benefits	Oct. 25, 2009 Pension & Other Benefits	Oct. 25, 2009 Pension & Other Benefits ASC 715 measurement date adjustment	Oct. 30, 2011 Deferred Gain (Loss) Hedging	Oct. 31, 2010 Deferred Gain (Loss) Hedging	Oct. 25, 2009 Deferred Gain (Loss) Hedging	Oct. 30, 2011 Accumulated Other Comprehensive Income (Loss)	Oct. 31, 2010 Accumulated Other Comprehensive Income (Loss)	Oct. 25, 2009 Accumulated Other Comprehensive Income (Loss)	Oct. 25, 2009 Accumulated Other Comprehensive Income (Loss) ASC 715 measurement date adjustment
Components of accumulated other comprehensive loss
Balance at beginning of period	$ (175,483)	$ (175,910)	$ (203,610)	$ (114,016)	$ 8,849	$ 3,381	$ 4,243	$ (205,243)	$ (194,103)	$ (77,608)		$ 20,484	$ (12,888)	$ (40,651)	$ (175,910)	$ (203,610)	$ (114,016)
Unrecognized gains (losses)					843	5,468	(862)
Unrecognized gains (losses)								(15,115)	(38,490)	(200,150)
Unrecognized gains (losses)												39,480	23,511	(8,323)
Unrecognized gains (losses)															25,208	(9,511)	(209,335)
Reclassification into net earnings								20,363	22,244	9,200
Reclassification into net earnings												(45,103)	28,672	55,053
Reclassification into net earnings															(24,740)	50,916	64,253
Tax effect								(2,188)	5,106	72,996
Tax effect												2,147	(18,811)	(18,967)
Tax effect															(41)	(13,705)	54,029
Net of tax amount					843	5,468	(862)
Net of tax amount								3,060	(11,140)	(117,954)
Net of tax amount												(3,476)	33,372	27,763
Net of tax amount															427	27,700	(91,053)
ASC 715 measurement date adjustment (net of $912 tax effect), Pension & Other Benefits											1,459							1,459
ASC 715 measurement date adjustment, tax effect											912							912
Balance at end of period	$ (175,483)	$ (175,910)	$ (203,610)	$ (114,016)	$ 9,692	$ 8,849	$ 3,381	$ (202,183)	$ (205,243)	$ (194,103)		$ 17,008	$ 20,484	$ (12,888)	$ (175,483)	$ (175,910)	$ (203,610)